                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Technology Crossover Management VI, L.L.C.
Address: c/o Technology Crossover Ventures
         528 Ramona Street
         Palo Alto, CA 94301

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell                    Palo Alto, California   February 13, 2009
------------------------------------   ---------------------   -----------------
[Signature]                                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:            3
Form 13F Information Table Value Total:      $82,551
                                          (thousands)

List of Other Included Managers

No.   Form 13F File Number   Name
---   --------------------   -------------------------------------------------
1     unassigned             Technology Crossover Management VI (Cayman), L.P.

                                                                                                                     Voting
                     Title of                 Value      Shares/    Sh/   Put/   Invstmt     Other                 Authority
  Name of Issuer       Class      CUSIP     (x$1000)     PrnAmt     Prn   Call   Dscretn   Managers      Sole        Shared    None
------------------   --------   ---------   --------   ----------   ---   ----   -------   --------   ----------   ---------   ----
Citigroup, Inc.*     Common     172967101      1,192      177,707*  SH           Sole                    177,707*          0      0
Netflix, Inc.        Common     64110L106     77,461    2,591,525   SH           Sole                  2,591,525           0      0
Orbitz
Worldwide, Inc. **   Common     68557K109      3,898    1,004,706** SH           Other            1            0   1,004,706**    0
                                             -------
   TOTAL                                     $82,551

*    includes 117,882 shares held in escrow.

** The Reporting Manager does not have formal investment discretion with respect to all of such securities, but may be deemed, with Technology Crossover Management VI (Cayman), L.P., to be part of a group exercising such investment discretion. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or Technology Crossover Management VI (Cayman), L.P. exercises investment discretion or is a member of such a group with respect to such securities.